FEDERATED TOTAL RETURN BOND FUND
A Portfolio of Federated Total Return Series, Inc.

Institutional Shares
Supplement to the Prospectus dated January 31, 2008

1. Under the section entitled “Payments to Financial Intermediaries” please delete the sub-section entitled “Service Fees” in its entirety.

July 23, 2008

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor

Cusip 31428Q101
38775 (7/08)